Debt	12 Months Ended
Jan. 02, 2022
Debt Disclosure [Abstract]
Debt
Note 7. Debt
Secured Promissory Note
On May 24, 2021, the Company issued to a member of the board of directors a secured promissory note (the “Secured Promissory Note”) with an aggregate principal balance of $15.0 million, which was funded at that time. The Secured

Promissory Note bore interest at a rate of 7.5% per annum, payable monthly and on the maturity date. All unpaid interest and principal was due and payable upon request by the holders on or after the earlier of (i) the closing of the Merger Agreement and (ii) October 25, 2021. The Company granted a security interest in all of the Company’s personal property, then existing or thereafter arising, including all accounts, inventory, equipment, general intangibles, financial assets, investment property, securities, deposit accounts, and the proceeds thereof, but which did not include the intellectual property.
On July 14, 2021, the Company repaid all amounts outstanding under the Secured Promissory Note, which totaled $15.2 million in principal and interest. In the connection with the note repayment, the Company incurred $0.1 million of loss on early debt extinguishment related to the write-off
of unamortized debt issuance costs in the third quarter of 2021. The Company paid $0.2 million of interest for the fiscal year ended January 2, 2022. As of January 2, 2022, the Company had no outstanding debt.
2020 Paycheck Protection Program Loan
In April 2020, the Company entered into a loan agreement with the Small Business Administration (“SBA”) pursuant to the Paycheck Protection Program Loan (the “PPP Loan”) established under the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). The Company received loan proceeds of $1.6 million. During 2020, the Company used all PPP Loan proceeds for eligible purposes, including payroll, benefits, rent and utilities and was approved for loan forgiveness prior to December 31, 2020. As the entirety of the PPP Loan was forgiven in 2020, the outstanding obligation was extinguished and a gain on extinguishment was recognized in other income in the Consolidated Statement of Operations for the fiscal year ended December 31, 2020.
2019 Convertible Promissory Notes
On December 13, 2019, the Company issued, to existing shareholders which included members of the board of directors and members of management, convertible promissory notes with an aggregate original principal balance of $5.7 million, an interest rate of 6% per annum compounded annually, and a maturity date of December 13, 2020. The Company elected to measure the convertible promissory notes at fair value in accordance with the fair value option. As such, the promissory notes were initially recognized at fair value (i.e., the principal amount) with any changes in fair value recognized in other income, net.
On March 25, 2020, all outstanding principal and accrued interest of $0.1 million were converted into 19,001,815 shares of Series
P-2
preferred stock at a conversion price equal to the cash price paid per shares and a 30% discount. Upon conversion, the Company recorded a change in the fair value of the promissory notes of $2.4 million, which is included in other income, net in the Consolidated Statement of Operations for the fiscal year 2020. As of January 2, 2022 and December 31, 2020, the Company had no outstanding convertible promissory notes.